Vessels, Net (Details) - Lena River - USD ($) $ in Thousands	12 Months Ended
	Dec. 21, 2015	Dec. 31, 2015
Debt Instruments
Consideration for vessel and related time charter	$ 240,000
Value of vessel acquired		$ 220,000